NOTE 14 - Convertible Loan: Schedule of Movement in Covertible Loan (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Loan B
Schedule of Movement in Covertible Loan
Convertible loan B
Balance as of December 31, 2023	11,727
Loss recognized in Profit or loss	2,548
Conversion of convertible loans (Note 12d)	(14,275)
Balance as of December 31, 2024	-